Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

Note Q—Employee Benefit Plans

        Our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, and various stock based and other compensation plans. During 2012, we set up our own voluntary savings plan (401(k) plan) and transferred all participating employee's savings from the 401(k) plan sponsored by AIG.

Pension Plans

        Pension plan and 401(k) plan expenses allocated to us by AIG were $4.9 million for 2012, $4.7 million for 2011 and $23.8 million for 2010, including a $20.2 million out of period adjustment, and are included in Selling, general and administrative in our Consolidated Statements of Operations. See Note A—Basis of Preparation.

        AIG's U.S. benefit plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2012 by approximately $1.4 billion.

        Effective April 1, 2012, the AIG Retirement Plan was converted from final average pay to cash balance formulas comprised of pay credits based on six percent of a plan participant's annual compensation (subject to IRS limitations) and annual interest credits. However, employees satisfying certain age and service requirements (i.e. grandfathered employees) remain covered under the old plan formula, which is based upon a percentage of final average compensation multiplied by years of credited service, up to 44 years.

        AIG also sponsors several non-qualified unfunded defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by the qualified plan. These include the AIG Non-Qualified Retirement Income Plan (AIG NQRIP) formerly known as AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain employees under the qualified plan as a result of federal tax limitations on compensation and benefits payable.

Share-Based and Other Compensation Plans

        At December 31, 2012, our employees participated in the following share-based and other compensation plans: (i) ILFC Deferred Compensation Plan; (ii) AIG Long Term Incentive Plan for ILFC Employees; and (iii) stock salary awards and restricted stock units.

        We recorded compensation expenses of $15.4 million, $(3.2) million and $12.8 million for our participation in AIG's share-based payment and liability programs and $12.7 million, $9.9 million and $6.4 million for our deferred compensation and long-term incentive plans for the years ended December 31, 2012, 2011, and 2010, respectively. The impact of all plans, both individually and in the aggregate, is immaterial to the consolidated financial statements.